Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 541,926		¥ 489,121
Accumulated amortization	(427,816)		(379,844)
Accumulated impairment	(105,680)		(99,225)
Net carrying value, finite-lived	8,430	$ 1,222	10,052
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	188,174		174,252
Accumulated amortization	(139,536)		(128,035)
Accumulated impairment	(47,910)		(45,331)
Net carrying value, finite-lived	728	106	886
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	155,056		131,664
Accumulated amortization	(130,822)		(106,928)
Accumulated impairment	(18,244)		(17,631)
Net carrying value, finite-lived	5,990	867	7,105
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	76,621		70,142
Accumulated amortization	(42,146)		(38,582)
Accumulated impairment	(34,475)		(31,560)
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	49,237		45,665
Accumulated amortization	(46,408)		(43,076)
Accumulated impairment	(2,829)		(2,589)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	47,980		43,954
Accumulated amortization	(47,980)		(43,954)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	18,283		16,974
Accumulated amortization	(14,788)		(13,437)
Accumulated impairment	(2,222)		(2,114)
Net carrying value, finite-lived	1,273	185	1,423
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,965		4,860
Accumulated amortization	(4,526)		(4,222)
Net carrying value, finite-lived	439	$ 64	638
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)